OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES

We entered into operating leases for the buildings in which we operate that expire at various times through 2040. The majority of the leases have an original term of five years with two, five-year renewal options. Most of the leases have escalation clauses and several also require payment of certain period costs, including maintenance, insurance and property taxes.

Some of the leases are with related parties and have terms similar to the non-related party leases previously described. Rent expense on unrelated third-party leases for the years ended December 31, 2018, 2017 and 2016 was $22.4 million, $22.1 million and $21.1 million, respectively; and for related party leases was $3.5 million, $3.3 million and $3.3 million, respectively.

The following table summarizes the future minimum lease payments that we are contractually obligated to make under operating leases as of December 31, 2018:

(in thousands)	Third Party	Related Party	Total
2019	$24,211	$3,330	$27,541
2020	20,547	3,285	23,832
2021	17,301	3,324	20,625
2022	14,558	3,322	17,880
2023	10,269	705	10,974
Thereafter	13,446	730	14,176
Total	$100,332	$14,696	$115,028